Segment Information (Summary Of Operating Financial Information For Reportable Segments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information, revenue									$ 110,836	$ 104,634	$ 102,776
Operating revenues	28,436	27,913	27,536	26,990	26,395	26,484	26,773	26,913	110,875	106,565	107,808
Cost of services and sales									45,875	44,149	44,579
Selling, general and administrative expense									35,624	31,366	30,717
Depreciation and amortization expense									16,496	16,405	16,534
Total operating expenses									97,995	91,920	91,830
Operating income	(1,112)	4,647	4,892	4,453	6,411	3,383	410	4,441	12,880	14,645	15,978
Assets	230,461				220,005				230,461	220,005
Property, Plant and Equipment, Net	88,434				87,711				88,434	87,711
Capital expenditures									16,244	16,458	16,872
Verizon Wireless [Member]
Operating revenues									70,154	63,407	60,325
Cost of services and sales									24,086	19,245	19,348
Selling, general and administrative expense									19,579	18,082	17,309
Depreciation and amortization expense									7,962	7,356	7,030
Total operating expenses									51,627	44,683	43,687
Operating income									18,527	18,724	16,638
Assets	147,378				138,863				147,378	138,863	135,162
Property, Plant and Equipment, Net	33,451				32,253				33,451	32,253	30,849
Capital expenditures									8,973	8,438	7,152
Wireline [Member]
Operating revenues									40,682	41,227	42,451
Cost of services and sales									22,158	22,618	22,693
Selling, general and administrative expense									9,107	9,372	9,947
Depreciation and amortization expense									8,458	8,469	8,238
Total operating expenses									39,723	40,459	40,878
Operating income									959	768	1,573
Assets	86,185				83,849				86,185	83,849	91,778
Property, Plant and Equipment, Net	54,149				54,594				54,149	54,594	59,373
Capital expenditures									6,399	7,269	8,892
Total Segments [Member]
Operating revenues									110,836	104,634	102,776
Cost of services and sales									46,244	41,863	42,041
Selling, general and administrative expense									28,686	27,454	27,256
Depreciation and amortization expense									16,420	15,825	15,268
Total operating expenses									91,350	85,142	84,565
Operating income									19,486	19,492	18,211
Assets	233,563				222,712				233,563	222,712	226,940
Property, Plant and Equipment, Net	87,600				86,847				87,600	86,847	90,222
Capital expenditures									15,372	15,707	16,044
External Operating Revenues [Member] | Verizon Wireless [Member] | Revenue Retail Service [Member]
Segment reporting information, revenue									56,601	53,267	50,688
External Operating Revenues [Member] | Verizon Wireless [Member] | Revenue Other Service [Member]
Segment reporting information, revenue									2,497	2,321	1,287
External Operating Revenues [Member] | Verizon Wireless [Member] | Service Revenue [Member]
Segment reporting information, revenue									59,098	55,588	51,975
External Operating Revenues [Member] | Verizon Wireless [Member] | Equipment [Member]
Segment reporting information, revenue									7,446	4,412	4,837
External Operating Revenues [Member] | Verizon Wireless [Member] | Other [Member]
Segment reporting information, revenue									3,517	3,341	3,413
External Operating Revenues [Member] | Wireline [Member] | Mass Markets Consumer Retail [Member]
Segment reporting information, revenue									13,605	13,419	13,205
External Operating Revenues [Member] | Wireline [Member] | Mass Markets Small Business [Member]
Segment reporting information, revenue									2,720	2,828	2,904
External Operating Revenues [Member] | Wireline [Member] | Mass Markets [Member]
Segment reporting information, revenue									16,325	16,247	16,109
External Operating Revenues [Member] | Wireline [Member] | Global Enterprise Strategic Services [Member]
Segment reporting information, revenue									7,607	6,602	6,191
External Operating Revenues [Member] | Wireline [Member] | Global Enterprise Other [Member]
Segment reporting information, revenue									8,014	8,712	9,097
External Operating Revenues [Member] | Wireline [Member] | Global Enterprise [Member]
Segment reporting information, revenue									15,621	15,314	15,288
External Operating Revenues [Member] | Wireline [Member] | Global Wholesale [Member]
Segment reporting information, revenue									6,795	7,526	8,336
External Operating Revenues [Member] | Wireline [Member] | Other [Member]
Segment reporting information, revenue									704	858	1,443
External Operating Revenues [Member] | Total Segments [Member] | Revenue Retail Service [Member]
Segment reporting information, revenue									56,601	53,267	50,688
External Operating Revenues [Member] | Total Segments [Member] | Revenue Other Service [Member]
Segment reporting information, revenue									2,497	2,321	1,287
External Operating Revenues [Member] | Total Segments [Member] | Service Revenue [Member]
Segment reporting information, revenue									59,098	55,588	51,975
External Operating Revenues [Member] | Total Segments [Member] | Equipment [Member]
Segment reporting information, revenue									7,446	4,412	4,837
External Operating Revenues [Member] | Total Segments [Member] | Other [Member]
Segment reporting information, revenue									3,517	3,341	3,413
External Operating Revenues [Member] | Total Segments [Member] | Mass Markets Consumer Retail [Member]
Segment reporting information, revenue									13,605	13,419	13,205
External Operating Revenues [Member] | Total Segments [Member] | Mass Markets Small Business [Member]
Segment reporting information, revenue									2,720	2,828	2,904
External Operating Revenues [Member] | Total Segments [Member] | Mass Markets [Member]
Segment reporting information, revenue									16,325	16,247	16,109
External Operating Revenues [Member] | Total Segments [Member] | Global Enterprise Strategic Services [Member]
Segment reporting information, revenue									7,607	6,602	6,191
External Operating Revenues [Member] | Total Segments [Member] | Global Enterprise Other [Member]
Segment reporting information, revenue									8,014	8,712	9,097
External Operating Revenues [Member] | Total Segments [Member] | Global Enterprise [Member]
Segment reporting information, revenue									15,621	15,314	15,288
External Operating Revenues [Member] | Total Segments [Member] | Global Wholesale [Member]
Segment reporting information, revenue									6,795	7,526	8,336
External Operating Revenues [Member] | Total Segments [Member] | Other [Member]
Segment reporting information, revenue									704	858	1,443
Intersegment Revenues [Member] | Verizon Wireless [Member]
Segment reporting information, revenue									93	66	100
Intersegment Revenues [Member] | Wireline [Member]
Segment reporting information, revenue									1,237	1,282	1,275
Intersegment Revenues [Member] | Total Segments [Member]
Segment reporting information, revenue									$ 1,330	$ 1,348	$ 1,375